Loans Receivable and Allowance for Loan Losses (Information Regarding Loans Acquired and Accounted for in Accordance With ASC 310-30) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans Receivable and Allowance for Loan Losses [Abstract]
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Outstanding Balance	$ 1,444	$ 1,821
Acquired Loans with Specific Evidence of Deterioration in Credit Quality, Carrying Amount	$ 1,174	$ 1,386